INCOME TAX - Components of loss before income taxes and withholding tax on undistributed dividends (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
INCOME TAX
Mainland China	¥ (34,306,330)		¥ (202,919,043)	¥ (270,748,715)
Non-Mainland China	(28,062,849)		(13,888,146)	(11,280,151)
Loss before income taxes	¥ (62,369,179)	$ (8,918,674)	¥ (216,807,189)	¥ (282,028,866)
Withholding income tax rate	5.00%	5.00%
Percentage of ownership interests held by foreign investors (as a percent)	25.00%	25.00%